Employee Benefits - Schedule of Balances and Movement of Defined Benefit Plans (Details) - Long-Term Defined Benefit Plan [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
beginning balance	$ 38,106	$ 35,091	$ 18,794
Cost of current service	2,485	1,850	16,430
Interest expense	1,990	1,990	2,681
Actuarial gain from changes in experience	(598)	1,407	158
Actuarial gain (losses) from financial assumptions	(1,216)	3,269	(3,272)
Benefits paid	(4,200)	(1,402)	(2,454)
Effect of exchange differences on translation	588	(4,099)	2,754
Ending balance	37,155	38,106	35,091
beginning balance	1,815	1,554	1,584
Cost of current service	62	64	78
Past service cost		(128)	(13)
Interest expense	175	205	115
Actuarial loss from change in experience	24	87	200
Actuarial gain (losses) from financial assumptions	(53)	241	(317)
Benefits paid	(347)	(208)	(93)
Ending balance	1,676	1,815	1,554
Retirement Pensions [Member]
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
beginning balance	37,605	34,688	18,433
Cost of current service	2,471	1,839	16,419
Interest expense	1,937	1,939	2,655
Actuarial gain from changes in experience	(592)	1,386	118
Actuarial gain (losses) from financial assumptions	(1,213)	3,199	(3,290)
Benefits paid	(4,196)	(1,347)	(2,401)
Effect of exchange differences on translation	588	(4,099)	2,754
Ending balance	36,600	37,605	34,688
Retroactive Severance Pay [Member]
Schedule of Balances and Movement of Defined Benefit Plans [Line Items]
beginning balance	501	403	361
Cost of current service	14	11	11
Interest expense	53	51	26
Actuarial gain from changes in experience	(6)	21	40
Actuarial gain (losses) from financial assumptions	(3)	70	18
Benefits paid	(4)	(55)	(53)
Effect of exchange differences on translation
Ending balance	$ 555	$ 501	$ 403